Inventories, net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories	Inventories consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Raw materials	4,911.2	5,298.5
Work-in-process	4,872.3	4,768.5
Finished products	2,019.5	2,135.1
Inventories, gross	11,803.0	12,202.1
Inventory reserves	(911.5)	(772.8)
Inventories, net	10,891.5	11,429.3

Allowance for obsolescence and/or lower market value	A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2024	2025
Balance at beginning of year	(693.2)	(911.5)
Additions for the year	(554.7)	(469.4)
Effect of changes in exchange rates	(1.7)	6.1
Utilization of the reserve	338.1	602.0
Balance at end of year	(911.5)	(772.8)